(11) Income Taxes: Schedule of Effective Income Tax Rate Reconciliation (Details) (Scenario, Previously Reported, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Scenario, Previously Reported
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 5,936,000	$ 3,363,000
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	576,000	326,000
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	(2,068,000)	(98,000)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	(4,444,000)	(3,591,000)
Income Tax Expense (Benefit)	$ 0	$ 0